Summary of Significant Accounting Policies - Schedule of Long-Lived Assets by Geographic Segment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	$ 30,081,345	$ 30,465,359
Taiwan [Member]
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	18,535,163	18,666,589
US [Member]
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	9,170,946	10,634,130
Japan [Member]
Schedule of Long-Lived Assets by Geographic Segment [Line Items]
Long-lived assets	$ 2,375,236	$ 1,164,640